UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from November 1, 2014 to November 30, 2014

Commission File Number of issuing entity: 333-188672-03

TOYOTA AUTO RECEIVABLES 2014-A OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7097698
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California  90501
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                     Yes  ☒        No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on November 1, 2014 and ending on November 30, 2014 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

As previously disclosed by Toyota Motor Credit Corporation (“TMCC”), the sponsor and servicer, the Consumer Financial Protection Bureau, together with the Department of Justice (together, the “Agencies”), requested that TMCC provide certain information about its purchases of auto finance contracts from dealers and about related discretionary pricing practices.  On November 25, 2014, TMCC received from the Agencies a letter alleging that such practices resulted in discriminatory pricing of loans to certain borrowers in contravention of applicable laws, and informing TMCC that they are prepared to initiate an enforcement proceeding unless the company agrees to a voluntary resolution satisfactory to them.  The Agencies have indicated that they are seeking monetary relief and implementation of changes to TMCC’s discretionary pricing practices and policies, which changes could adversely affect its business or the issuing entity.  TMCC intends to continue to cooperate with the Agencies to achieve a mutually satisfactory resolution.

Item 3.    Sales of Securities and Use of Proceeds.

None.

Item 4.    Defaults Upon Senior Securities.

None.

Item 5.    Submission of Matters to a Vote of Security Holders.

None.

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on November 1, 2014 and ending on November 30, 2014.

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on November 1, 2014 and ending on November 30, 2014.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2014-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: December 23, 2014		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer